PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                         FOR THE PERIOD FROM MAY 8, 2000
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2000

                             PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                         FOR THE PERIOD FROM MAY 8, 2000
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2000


                                    CONTENTS




   Statement of Assets, Liabilities and Member's Capital......................1

   Statement of Operations....................................................2

   Statement of Changes in Member's Capital - Net Assets .....................3

   Notes to Financial Statements..............................................4

   Schedule of Portfolio Investments.........................................10

                                                          PW WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $19,339,375)           $19,507,125
Cash and cash equivalents                                         16,818,051
Due from broker                                                    5,227,801
Interest and dividends receivable                                    930,290
--------------------------------------------------------------------------------

TOTAL ASSETS                                                      42,483,267
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
   (Proceeds of sales $2,575,000)                                  2,572,500
Payables:
  Investments purchased, not settled                               3,150,000
  Organizational costs                                               147,162
  Interest due on securities sold, not yet purchased                  44,597
  Management fee                                                      35,505
  Professional fees                                                    9,000
  Administration expense                                               5,842
  Miscellaneous                                                        2,965
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                  5,967,571
--------------------------------------------------------------------------------

NET ASSETS                                                       $36,515,696
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                            $36,278,912
Accumulated net investment income                                     96,534
Accumulated net realized loss from investments                       (30,000)
Accumulated net unrealized appreciation from investments             170,250
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                              $36,515,696
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD FROM MAY 8, 2000  (COMMENCEMENT  OF OPERATIONS)  THROUGH JUNE 30,
2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend                                                            $211,921
Interest                                                             118,024
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                              329,945
--------------------------------------------------------------------------------

EXPENSES

Organizational costs                                                 150,000
Management fee                                                        53,774
Professional fees                                                      9,000
Administration expense                                                 5,842
Miscellaneous                                                          8,698
--------------------------------------------------------------------------------

Total Operating Expenses                                             227,314

Interest expense                                                       6,097
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                       233,411
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 96,534
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

Net realized loss from investments                                   (30,000)
Change in net unrealized appreciation from investments               170,250
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    140,250
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                $236,784
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD FROM MAY 8, 2000  (COMMENCEMENT  OF OPERATIONS)  THROUGH JUNE 30,
2000
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment income                                            $    96,534
Net realized loss from investments                                   (30,000)
Change in net unrealized appreciation from investments               170,250
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                  236,784
--------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                34,778,912

Proceeds from Manager subscriptions                                1,500,000
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                             36,278,912
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                   --
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                $36,515,696
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment  objective  is to  maximize  total  return.  The Fund  pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issues denominated in U.S. dollars and other privately held obligations. Operations of the Fund commenced on May 8, 2000.

   The Manager of the Fund is PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at June 30, 2000 was $1,509,488. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly owned subsidiary of Paine Webber Group Inc. and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment advisor under the Investment Advisers Act of 1940.

   The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

   Initial and additional subscriptions for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any subscription for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice that year, in June and December and then once each year thereafter, near year-end. Member's interests in the Fund can only be transferred or assigned with the approval of the Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

   Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

   a. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and NASDAQ listed securities will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

   a. PORTFOLIO VALUATION (CONTINUED)

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Foreign-denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U. S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

   b. FUND EXPENSES

   The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs and organization costs; and expenses of meetings of Directors and Members.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   c. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets for the month, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to an affiliate of Bond Street.

   PaineWebber Incorporated ("PWI", a wholly-owned subsidiary of Paine Webber Group Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount.

   The Fund may execute portfolio transactions through PWI. During the period ended June 30, 2000, PWI did not earn brokerage commissions form portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Member's capital derived from operations (net profit) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended June 30, 2000.

   Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and sales of debt securities for the period ended June 30, 2000, amounted to $19,759,375 and $390,000, respectively.

   At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized depreciation on investments was $170,250, consisting of $408,125 gross unrealized appreciation and ($237,875) gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at June 30, 2000.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

   Securities sold short, not yet purchased represents obligations of the Membership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

   During the period ended June 30, 2000, the Fund did not trade any forward or futures contracts, or options, but did have short sales amounting to $2,575,000.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                            FOR THE PERIOD
                                                            FROM MAY 8, 2000
                                                            TO JUNE 30, 2000
                                                            ----------------

    Ratio of net investment  gain to average net assets           2.17%*
    Ratio of operating  expenses to average net assets            5.26%*
    Ratio of operating expenses to average net assets
      excluding interest expense                                  5.12%*
    Portfolio turnover rate                                       3.20%
    Total return                                                   .35%**

   *  Annualized.
   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8. SUBSEQUENT EVENTS

   Effective  July  1,  2000  the  Fund  received   additional   Member  capital
   contributions of approximately $7,324,475.

                                                          PW WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

   PAR                                                             MARKET VALUE
--------------------------------------------------------------------------------
           CORPORATE BONDS(46.96%)
           -----------------------
           APPAREL MANUFACTURERS(4.16%)
 2,000,000 Levi Strauss & Co. 7.00% 11/01/06                        $ 1,518,000
                                                                    -----------
           FINANCE - LEASING COMPANY(2.44%)
 1,000,000 Resource America,  Inc. 12.00%  08/01/04                     890,000
                                                                    -----------
           FINANCE - OTHER SERVICES(6.69%)
 3,000,000 Lodgian Financing Corp. 12.25% 07/15/09                    2,445,000
                                                                    -----------
           HOME DECORATION PRODUCTS(4.58%)
 4,500,000 Franks Nursery & Crafts 10.25% 03/01/08                    1,672,500
                                                                    -----------
           OIL & GAS DRILLING(2.44%)
 2,000,000 Costilla Energy Inc. 10.25% 10/01/06  (a)                    890,000
                                                                    -----------
           MISCELLANEOUS MANUFACTURING(4.22%)
 4,000,000 Decorator Industries, Inc. 11.00% 05/01/05                 1,540,000
                                                                    -----------
           REITS - HEALTH CARE(4.13%)
 2,000,000 Meditrust 7.82% 09/10/26                                   1,510,000
                                                                    -----------
           REITS - SHOPPING CENTERS(4.63%)
 1,000,000 JDN Realty Corp.  6.80% 08/01/04                             830,000
 1,000,000 JDN Realty Corp.  6.918% 03/31/03 *                          860,000
                                                                    -----------
                                                                      1,690,000
                                                                    -----------
           RETAIL DRUG STORE(2.25%)
 1,000,000 Rite Aid Corp. 10.5% 09/15/02 *                              822,000
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

   PAR                                                             MARKET VALUE
--------------------------------------------------------------------------------

           CORPORATE BONDS (CONTINUED)
           ---------------------------
           RETAIL - RESTAURANTS(5.83%)
 2,000,000 Advantica Restaurant Group 11.25% 01/15/08               $ 1,329,000
 1,750,000 Einstein Noah Bagel Corp.  7.25% 06/01/04  (a)               800,625
                                                                    -----------
                                                                      2,129,625
                                                                    -----------
           TEXTILE - PRODUCTS(5.59%)
 4,500,000 Galey & Lord Inc. 9.125% 03/01/08                          2,040,000
                                                                    -----------

           TOTAL CORPORATE BONDS (COST $16,979,375)                  17,147,125
                                                                    -----------

           BANK LOANS(6.46%)
           -----------------
 2,000,000 U.S. Office Products 10.125% 06/09/06                      1,470,000
 1,000,000 Arch Paging Inc. 13.625% 6/30/06 **                          890,000
                                                                    -----------
           TOTAL BANK LOANS (COST $2,360,000)                         2,360,000
                                                                    -----------
           SECURITIES SOLD, NOT YET PURCHASED((7.04)%)
           -------------------------------------------
                                                                    -----------
           CONSULTING SERVICES((2.51)%)
 1,000,000 Comdisco,  Inc. 6.125% 01/15/03                             (917,500)
                                                                    -----------
           FINANCE LEASING COMPANY((2.41)%)
 1,000,000 Williams Scotsman, Inc. 9.875% 06/01/07                     (880,000)
                                                                    -----------
           PHYSICAL THERAPY / REHABILITATION CENTERS((2.12%)
 1,000,000 HEALTHSOUTH Corp. 3.25% 04/01/03                            (775,000)
                                                                    -----------
           TOTAL SECURITIES SOLD, NOT YET PURCHASED                  (2,572,500)
           (PROCEEDS ($2,575,000))                                  -----------

           TOTAL INVESTMENTS--46.38% (COST $16,764,375)             $16,934,625
                                                                    -----------
           LIABILITIES IN EXCESS OF ASSETS--53.62%                    19,581,071
                                                                    -----------
           NET ASSETS--100.0%                                       $36,515,696
                                                                    ===========

    The preceeding notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

                                                                   MARKET VALUE
--------------------------------------------------------------------------------

   * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The 144A restricted securities are 4.6% of the net assets.
   ** Variable rate  security.  Coupon rate disclosed is that which is in effect at June 30, 2000.
   (a) Security in default


    The preceeding notes are an integral part of these financial statements.

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